Note 9 - Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Long-Term Investments [Table Text Block]
	December 31
	2012	2011
Cost method
Sigurd Cayman	$7,200	$7,200
X-FAB Silicon Foundries SE (“X-FAB”)	4,968	4,968
Philip Ventures Enterprise Fund (“PVEF”)	497	942
GEM	78	78
Excelliance MOS Co., Ltd (“EMC”)	1,844	1,960
Asia Sinomos Semiconductor Inc. (“Sinomos”)	-	-
Silicon Genesis Corporation (“SiGen”)	-	-
	14,587	15,148
Available-for-sale securities – noncurrent
Etrend	943	791
China Resources Microelectronic Limited (“CR Micro”)	-	-
	943	791
	$15,530	$15,939

Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
December 31, 2012
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

Etrend	$920	$23	$-	$943
December 31, 2011
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

Etrend	$920	$-	$(129)	$791